Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Pyxus International, Inc.
Entity Incorporation, State or Country Code	VA
Entity File Number	000-25734
Entity Tax Identification Number	85-2386250
Entity Address, Address Line One	6001 Hospitality Court, Suite 100
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-2009
City Area Code	919
Local Phone Number	379-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000939930